Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Mar. 28, 2013	Dec. 31, 2011	Jan. 31, 2011 gal	Jul. 31, 2010	Dec. 31, 2012 Plaintiff Cases	Dec. 31, 2011	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Energy Savings or Combined Heat and Power Performance [Member]	Dec. 31, 2012 Excluding Mirant Corporation [Member]	Jul. 31, 2010 Conectiv Energy [Member]	Jul. 31, 2010 PHI [Member]	Dec. 31, 2012 PHI [Member]	Mar. 31, 2013 PHI [Member] Subsequent Event [Member]	Jun. 30, 2012 Potomac Electric Power Co [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member]	Feb. 28, 2012 Pepco Energy Services [Member]	Dec. 31, 2012 Pepco Energy Services [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Energy Savings or Combined Heat and Power Performance [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Performance Contracts Associated With Savings Guarantees [Member]
Commitment And Contingencies [Line Items]
Number of plaintiffs					448
Compensatory damages sought per plaintiff					$ 2,000,000						$ 360,000,000
Punitive damages sought per plaintiff					4,000,000
Cases still pending against Pepco					90
Certain allegedly unauthorized charges																			7,000,000
Additional interest																			9,000,000
Environmental remediation expense minimum				7,000,000
Environmental remediation expense maximum				18,000,000
Third party maximum and seller floor for environmental remediation costs												10,000,000	10,000,000
EPA costs to date to clean up site					6,000,000
Estimated costs remaining to remediate the site					6,000,000
Quantity of mineral oil spill (gallons)			4,500
Civil penalty and supplement environmental projects cost																1,000,000
Penalty charges related to release of oil in U.S. waters		5,000
Civil penalty																	40,000
Civil charge																		10,000
Investment in finance leases held in trust		1,349,000,000			1,237,000,000	1,349,000,000								1,200,000,000
Tax payment made			74,000,000
Income tax penalties			1,000,000
Interest expense assessed relating to disallowed deductions			28,000,000
Current annual tax benefits														43,000,000
Federal and state income tax benefits					489,000,000
Percentage of disallowed tax benefits associated with leases														100.00%
Additional federal and state taxes								170,000,000	200,000,000					600,000,000
Potential interest on potential tax liability related to disallowed tax benefits					144,000,000		150,000,000	50,000,000	60,000,000
Maximum tax penalty percentage															20.00%
New accounting standards effect on pre-tax earnings						7,000,000
New accounting standards effect on after-tax earnings						5,000,000
Value of guarantees on both completed projects and projects under construction																					446,000,000
Contract life, maximum remaining term																				20 years	13 years
Value of guarantees under construction projects																				15,000,000
Accrued liability on contracts										1,000,000
Dividend declared on common stock, per share	$ 0.27
Contractual obligations due in, 2013					355,000,000
Contractual obligations due in, 2014 to 2015					707,000,000
Contractual obligations due in, 2016 to 2017					653,000,000
Contractual obligations due in, 2018 and thereafter					$ 1,911,000,000